American Century Asset Allocation Portfolios, Inc. Summary Prospectus and Prospectus Supplement One Choice® Blend+ 2020 Portfolio
Supplement dated December 7, 2024 ■ Summary Prospectus and Prospectus dated December 1, 2024

Effective April 11, 2025, One Choice Blend+ 2020 Portfolio will be renamed One Choice Blend+ In Retirement Portfolio. As of that date, all references to One Choice Blend+ 2020 Portfolio will be replaced with One Choice Blend+ In Retirement Portfolio.

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